UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/14

Item 1. Schedule of Investments.

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2014 (unaudited)

	Shares	Value
Common Stocks (Cost $231,613) 0.3%
Mortgage REITs 0.3%
American Capital Agency Corp.	10,000		$234,100

	Principal Amount*
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 40.3%
Finance 40.3%
[a]Anthracite CDO II Ltd., 2002-2A, D, 144A, 6.97%, 12/24/37	164,797		166,225
[a]Anthracite Ltd.,
[b] 2004-1A, BFL, 144A, 0.703%, 3/23/39	312,604		309,719
[c] 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000		87,283
[b] 2005-HY2A, A, 144A, 0.522%, 7/26/45	349,192		345,277
[a]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	198,001		201,388
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,057,523
2006-4, AJ, 5.695%, 7/10/46	450,000		472,085
2006-4, AM, 5.675%, 7/10/46	300,000		326,685
[b]Bear Stearns Alt-A Trust, 2004-13, A2, 1.032%, 11/25/34	249,703		239,368
Bear Stearns Commercial Mortgage Securities Inc.,
[b] 2006-PW11, AJ, 5.44%, 3/11/39	750,000		784,597
[b] 2006-PW12, AJ, 5.751%, 9/11/38	300,000		316,388
2006-PW13, AJ, 5.611%, 9/11/41	750,000		785,686
[b] 2007-PW16, AM, 5.706%, 6/11/40	750,000		833,288
[b]Bear Stearns Commercial Mortgage Securities Trust, 2004-PWR3, E, 4.998%, 2/11/41	425,000		425,615
[b]CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33	449,155		460,806
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	440,000		446,500
[b] 2007-C6, AM, 5.706%, 6/10/17	500,000		551,892
[b]Citigroup Mortgage Loan Trust Inc.,
2006-WFH3, A3, 0.302%, 10/25/36	158,153		157,750
[a] 2013-A, A, 144A, 3.00%, 5/25/42	182,770		184,304
[b]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, 5.688%,
10/15/48	450,000		440,191
[a]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%,
7/15/37	425,882		440,073
[b]Countrywide Asset-Backed Certificates,
2004-1,M1, 0.902%, 3/25/34	232,236		223,164
2004-7, MV3, 1.202%, 12/25/34	138,779		138,233
2004-14, M1, 0.662%, 6/25/35	204,640		204,203
[c]Countrywide Home Loans, 2003-14, A3, 5.50%, 6/25/33	17,929		17,945
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.371%, 3/26/36	193,208		200,264
[a]Crest Ltd.,
2003-2A, C2, 144A, 5.709%, 12/28/38	175,249		176,967
[b] 2004-1A, A, 144A, 0.558%, 1/28/20	27,631		27,564
[b] 2004-1A, B1, 144A, 0.718%, 1/28/40	750,000		727,816
[a]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	280,000		278,492
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.463%, 10/20/43	393,512		385,978
[b,c]First Franklin Mortgage Loan Asset-Backed Certificates, 2005-FF6, M1, 0.572%,
5/25/36	261,276		257,894
[b]FNMA, 2007-1, NF, 0.402%, 2/25/37	287,155		286,603
[a,b]Fosse Master Issuer PLC, 2011-1A, A2, 144A, 1.628%, 10/18/54 (Great Britain)	552,468		553,000
[a]G-Force LLC,
[b] 2005-RR2, A3FL, 144A, 0.452%, 12/25/39	256,381		247,952
2005-RRA, A2, 144A, 4.83%, 8/22/36	2,920		2,989
2005-RRA, B, 144A, 5.09%, 8/22/36	300,000		302,512
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000		278,918
[c]GMAC Commercial Mortgage Securities Inc.,
[b] 2004-C3, D, 5.044%, 12/10/41	975,000		839,024
2005-C1, B, 4.936%, 5/10/43	800,000		367,906

Quarterly Statement of Investments | See Notes to Statement of Investments

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2014 (continued)
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	372,352		410,893
1997-3, A6, 7.32%, 3/15/28	35,061		37,650
1997-6, A7, 7.14%, 1/15/29	22,702		23,868
1998-4, A7, 6.87%, 4/01/30	153,641		163,850
1999-3, A7, 6.74%, 2/01/31	94,552		95,135
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	510,575		515,495
[b]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, 0.872%, 7/25/30	22,383		22,338
[b]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, 5.82%, 7/10/38	400,000		419,368
AM, 5.82%, 7/10/38	200,000		217,161
[b]GSAA Home Equity Trust, 0.522%, 6/25/35	227,703		219,081
[b]GSAMP Trust, 2005-HE3, M2, 1.157%, 6/25/35	321,509		310,224
[a,b]Holmes Master Issuer PLC, 2011-1A, A2, 144A, 1.577%, 10/15/54 (Great Britain)	111,226		111,294
[b]Home Equity Mortgage Trust, 2004-4, M3, 1.127%, 12/25/34	623,352		564,556
JP Morgan Chase Commercial Mortgage Securities Corp.,
[b] 2005-LDP5, A, 5.393%, 12/15/44	300,000		304,282
[b,c] 2006-CB14, B, 5.537%, 12/12/44	1,000,000		408,422
2006-CB17, AM, 5.464%, 12/12/43	490,000		519,210
[b,c] 2006-LDP7, AJ, 5.873%, 4/15/45	385,000		395,702
[b]JP Morgan Chase Commercial Mortgage Securities Trust,
[a] 2003-LN1, H, 144A, 5.462%, 10/15/37	260,000		259,343
[c] 2006-CB16, B, 5.672%, 5/12/45	240,000		188,244
[b]JP Morgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.302%, 5/25/36	326,006		320,816
[a,b]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.35%, 12/10/43 (Ireland)	192,677		191,991
[a,b]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.932%, 12/25/32	61,908		61,749
[b]LB-UBS Commercial Mortgage Trust,
[a] 2004-C7, H, 144A, 5.239%, 10/15/36	274,000		279,182
2006-C1, AJ, 5.276%, 2/15/41	350,000		363,217
2006-C4, AJ, 5.857%, 6/15/38	500,000		530,930
Lehman ABS Corp., 2003-1, A1, 5.00%, 12/25/33	579,217		591,607
[a,b]LNR CDO Ltd., 2003-1A, DFL, 144A, 2.253%, 7/23/36 (Cayman Islands)	400,000		395,144
[a,b]Mach One Trust Commercial Mortgage-Backed, 2004-1A, G, 144A, 6.82%, 5/28/40	300,000		299,684
[b]Master Asset-Backed Securities Trust, 2004-HE1, M2, 1.247%, 9/25/34	250,000		247,987
[b]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, 0.892%, 3/25/28	384,847		380,934
[b]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, 5.282%, 11/12/37	322,000		337,706
[b]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, 5.409%, 7/12/46	162,833		176,146
[b]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, 1.352%, 5/25/33	435,581		407,079
2005-WMC, M2, 0.887%, 1/25/35	323,270		312,556
Morgan Stanley Capital I Trust,
[a] 2005-RR6, AJ, 144A, 5.233%, 5/24/43	300,000		300,723
[b,c] 2006-HQ8, AJ, 5.497%, 3/12/44	399,000		408,610
[a,b]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, 0.561%, 6/16/41 (Cayman Islands)	335,040		323,719
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.571%, 12/24/39	106,975		102,883
[b]Novastar Home Equity Loan, 2004-4, M4, 1.802%, 3/25/35	500,000		492,099
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	562,932		570,321
Residential Asset Securities Corp.,
2004-KS1, AI4, 4.213%, 4/25/32	249,705		249,617
2004-KS8, AI6, 4.79%, 9/25/34	318,882		315,438
[b] 2005-AHL2, A2, 0.412%, 10/25/35	10,799		10,804
[b]Residential Funding Mortgage Securities II,
2002-HI5, M1, 6.14%, 1/25/28	122,414		124,773
2003-HI2, M2, 5.58%, 7/25/28	250,116		253,336
[c] 2004-HI3, A5, 5.48%, 6/25/34	187,523		195,184
[b]Soundview Home Equity Loan Trust, 2005-D01, M2, 0.602%, 5/25/35	174,735		174,821
[a,b]Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, 4.44%, 6/25/58	400,000		405,486
[b,d]Talisman 6 Finance, Reg S, 0.507%, 10/22/16 (Germany)	288,376	EUR	385,537
Vanderbilt Mortgage Finance,
2002-A, M1, 7.12%, 4/07/32	135,887		144,010
2002-C, M1, 7.82%, 12/07/32	331,233		353,072
[b]Wachovia Bank Commercial Mortgage Trust,
5.727%, 5/15/16	400,000		404,994
[a] 2003-C7, F, 144A, 5.004%, 10/15/35	200,000		202,509
2006-C23, AJ, 5.515%, 1/18/45	400,000		422,528

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2014 (continued)
2006-C25, AJ, 5.86%, 5/15/43	300,000	319,791
[b]Wachovia Commercial Mortgage Securities Inc. Pass-Through Certificates, 2003-C9,
D, 5.209%, 12/15/35	1,439	1,438
[b]WaMu Mortgage Pass-Through Certificates,
2005-AR8, 2A1A, 0.442%, 7/25/45	214,176	203,940
2005-AR19, A1A1, 0.422%, 12/25/45	417,251	399,175
Wells Fargo Mortgage Backed Securities Trust,
[b]04-W, A9, 2.762%, 11/25/34	242,591	251,250
[b]05-AR9, 2A2, 2.641%, 10/25/33	352,156	351,571
[b]2005-AR10, 2A3, 2.616%, 6/25/35	231,933	232,461
2007-3, 3A1, 5.50%, 4/25/37	69,159	71,771
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $30,458,332)		32,304,772
Mortgage-Backed Securities 98.2%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 11.4%
FHLMC, 1.875% - 2.298%, 11/01/16 - 11/01/25	658,542	672,635
FHLMC, 2.303%, 11/01/37	1,984,718	2,112,604
FHLMC, 2.337%, 5/01/37	962,078	1,031,433
FHLMC, 2.526%, 6/01/37	3,025,258	3,237,485
FHLMC, 2.313% - 2.76%, 1/01/18 - 1/01/32	745,832	764,549
FHLMC, 3.105% - 4.026%, 4/01/30 - 7/01/30	750,126	789,552
FHLMC, 2.51% - 6.876%, 11/01/19 - 10/01/36	532,776	565,298
		9,173,556
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.7%
[e]FHLMC Gold 30 Year, 3.50%, 6/01/42	750,000	771,153
[e]FHLMC Gold 30 Year, 4.00%, 7/01/39	2,000,000	2,119,375
[e]FHLMC Gold 30 Year, 4.50%, 7/01/39	1,150,000	1,244,985
FHLMC Gold 30 Year, 4.50%, 4/01/40	1,340,725	1,452,646
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	190,257	211,210
FHLMC Gold 30 Year, 5.00%, 2/01/39	884,594	979,073
FHLMC Gold 30 Year, 5.50%, 9/01/33	81,161	91,249
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	358,215	402,337
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	257,904	290,803
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	356,983	401,250
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	121,188	133,117
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	56,495	60,418
FHLMC Gold 30 Year, 9.00%, 9/01/30	84,012	95,994
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	144,615	154,547
FHLMC PC 30 Year, 8.50%, 5/01/17	163,673	174,024
FHLMC PC 30 Year, 9.00%, 6/01/16	199	209
FHLMC PC 30 Year, 9.50%, 8/01/19	6,477	6,551
		8,588,941
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 17.2%
FNMA, 1.645% - 2.20%, 1/01/18 - 4/01/33	764,285	786,312
FNMA, 2.201% - 2.277%, 4/01/18 - 2/01/32	764,999	793,547
FNMA, 2.316%, 9/01/39	2,017,022	2,143,152
FNMA, 2.369%, 10/01/36	943,563	1,004,094
FNMA, 2.438%, 6/01/35	3,245,352	3,492,782
FNMA, 2.44%, 9/01/37	2,362,241	2,528,857
FNMA, 2.277% - 2.46%, 9/01/21 - 7/01/38	746,695	758,906
FNMA, 2.40% - 2.50%, 2/01/21 - 10/01/32	748,493	759,948
FNMA, 2.50% - 2.645%, 2/01/20 - 9/01/32	720,592	733,584
FNMA, 2.645% - 5.00%, 6/01/17 - 7/01/31	759,617	770,974
		13,772,157
Federal National Mortgage Association (FNMA) Fixed Rate 53.5%
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	604,725	641,770
FNMA 15 Year, 5.50%, 3/01/16 - 2/01/18	396,049	420,717
FNMA 15 Year, 6.50%, 5/01/16 - 10/01/16	16,615	17,156
[e]FNMA 30 Year, 3.00%, 6/01/42	12,500,000	12,988,281
[e]FNMA 30 Year, 3.50%, 6/01/42	1,650,000	1,698,984
[e]FNMA 30 Year, 4.00%, 6/01/41	14,200,000	15,074,187
[e]FNMA 30 Year, 4.50%, 7/01/39	3,710,000	4,018,974
FNMA 30 Year, 5.00%, 4/01/34	215,395	240,008
FNMA 30 Year, 5.50%, 9/01/33 - 10/01/33	666,382	748,120

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2014 (continued)
FNMA 30 Year, 5.50%, 10/01/33	635,625	713,039
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/34	657,911	737,400
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35	629,902	711,385
FNMA 30 Year, 6.00%, 10/01/34	1,245,365	1,410,549
FNMA 30 Year, 6.00%, 9/01/32 - 10/01/34	660,232	746,843
FNMA 30 Year, 6.00%, 12/01/23 - 8/01/35	549,615	624,157
FNMA 30 Year, 6.50%, 2/01/28 - 7/01/32	707,537	801,492
FNMA 30 Year, 6.50%, 7/01/32 - 8/01/32	705,125	797,561
FNMA 30 Year, 6.50%, 8/01/32 - 12/01/27	66,369	76,298
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	43,251	50,571
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	44,296	50,802
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	230,249	256,426
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	15,869	16,460
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	68,130	75,078
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	40,632	44,910
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	6,980	7,015
FNMA 30 Year, 12.00%, 5/01/16	22	22
FNMA PL 30 Year, 10.00%, 9/01/20	14,853	15,376
		42,983,580
[b]Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 1.625%, 11/20/25 - 7/20/27	119,317	123,025

Government National Mortgage Association (GNMA) Fixed Rate 5.3%
GNMA I SF 15 Year, 8.00%, 9/15/15	5,565	5,586
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	197,140	224,181
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	177,978	193,111
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	49,436	53,976
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	97,717	109,431
GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21	56,355	56,615
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	88,119	90,748
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	15,164	15,313
GNMA I SF 30 Year, 10.00%, 12/15/18	4,163	4,182
GNMA I SF 30 Year, 10.50%, 1/15/16	275	276
GNMA II SF 30 Year, 3.50%, 5/20/44	2,750,002	2,870,072
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	290,652	336,327
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	192,172	223,886
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	29,182	29,339
GNMA II SF 30 Year, 8.50%, 7/20/16	7,735	7,768
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	2,300	2,537
GNMA II SF 30 Year, 10.50%, 6/20/20	17	17
		4,223,365
Total Mortgage-Backed Securities (Cost $77,279,402)		78,864,624
Total Investments before Short Term Investments (Cost $107,969,347)		111,403,496

Short Term Investments 8.5%
	Shares
Money Market Funds (Cost $4,011,162) 5.0%
[f,g]Institutional Fiduciary Trust Money Market Portfolio	4,011,162	4,011,162

	Principal Amount
Repurchase Agreements (Cost $2,825,155) 3.5%
[h]Joint Repurchase Agreement, 0.064%, 7/01/14 (Maturity Value $2,825,160)	$2,825,155	2,825,155
BNP Paribas Securities Corp. (Maturity Value $570,626)
Credit Suisse Securities (USA) LLC (Maturity Value $285,313)
Deutsche Bank Securities Inc. (Maturity Value $214,514)
HSBC Securities (USA) Inc. (Maturity Value $1,198,348)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $556,359)
Collateralized by U.S. Government Agency Securities, 0.00% - 6.21%, 1/16/15 - 5/04/37; [i]U.S. Government Agency
Discount Notes, 12/24/14 - 1/30/15; U.S. Government Agency Securities, Strips, 5/15/30; U.S. Treasury Bonds, 7.50% -
8.875%, 11/15/16 - 2/15/19; U.S. Treasury Notes, 0.25% - 4.50%, 7/15/15 - 4/30/18; and U.S. Treasury Notes,
Index Linked, 1.375%, 7/15/18 (valued at $2,882,139)

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2014 (continued)
Total Investments (Cost $114,805,664) 147.3%	118,239,813
Other Assets, less Liabilities (47.3)%	(37,959,542)
Net Assets 100.0%	$80,280,271

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
June 30, 2014, the aggregate value of these securities was $7,850,428, representing 9.78% of net assets.
bThe coupon rate shown represents the rate at period end.
cThe bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2014, the value of this security was $385,537, representing 0.48% of net assets.
eSecurity purchased on a to-be-announced (TBA) basis.
fNon-income producing.
gThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
hInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2014, all repurchase agreements had been entered into on that date.
iThe security is traded on a discount basis with no stated coupon rate.

At June 30, 2014, the Fund had the follow ing financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 30 Year Bond	Long	16	$2,195,000	9/19/14	$7,960	$-
U.S. Treasury 5 Year Note	Short	16	1,911,375	9/30/14	-	(540)
Total					7,960	(540)
Net unrealized appreciation (depreciation)					$7,420

At June 30, 2014, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Sell	150,000	$195,799	2/06/15	$ -	$(9,818)
Euro	DBAB	Sell	150,000	196,493	2/05/16	-	(9,661)
Net unrealized appreciation (depreciation)							$(19,479)

[a]May be comprised of multiple contracts using the same currency and settlement date.

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2014 (continued)

At June 30, 2014, the Fund had the follow ing credit default sw ap contracts outstanding. See Note 3.

Credit Default Swap Contracts

			Periodic		Upfront
	Counterpartya/	Notional	Payment	Expiration	Premiums	Unrealized	Unrealized
Description	Exchange	Amount[b]	Rate	Date	Paid(Received)	Appreciation	Depreciation	Value	Rating[c]
OTC Sw aps
Contracts to Sell Protection[d]
Traded Index
CMBX.NA.AJ.2	FBCO	$ 124,098	1.09%	3/15/49	$ (17,874)	$ 8,696	$ -	$(9,178)	Non
									Investment
									Grade
CMBX.NA.AM.2	FBCO	290,000	0.50%	3/15/49	(4,112)	906	-	(3,206)	Investment
									Grade
Net unrealized appreciation (depreciation)						$ 9,602

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At June 30, 2014, no collateral had been exchanged w ith the counterparties.
bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index sw aps.

ABBREVIATIONS

Counterparty

DBAB Deutsche Bank AG
FBCO Credit Suisse Group AG

Currency

EUR Euro

Selected Portfolio

CDO Collateralized Debt Obligation
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Franklin Strategic Mortgage Portfolio

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions

(credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$114,933,592

Unrealized appreciation	$3,799,974
Unrealized depreciation	(493,753)
Net unrealized appreciation (depreciation)	$3,306,221

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Common Stocks[a]	$234,100	$-		$-	$234,100
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	32,304,772		-	32,304,772
Mortgage-Backed Securities	-	78,864,624		-	78,864,624
Short Term Investments	4,011,162	2,825,155		-	6,836,317
Total Investments in Securities	$4,245,262	$113,994,551		$-	$118,239,813

Other Financial Instruments
Futures Contracts	$7,960	$-		$-	$7,960
Sw ap Contracts	-	9,602		-	9,602
Total Other Financial Instruments	$7,960	$9,602		$-	$17,562

Liabilities:
Other Financial Instruments
Futures Contracts	$540	$-		$-	$540
Forw ard Exchange Contracts	-	19,479		-	19,479
Total Other Financial Instruments	$540	$19,479		$-	$20,019

[a]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2014